Financial Instruments (Schedule of Change in Interest Rate Profit (Loss)) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Increase One Percentage Member
Disclosure of detailed information about financial instruments [line items]
Gain (loss) from increase decrease in interest rate	€ 1,313	€ 2,446
Increase Of Three Percentage Member
Disclosure of detailed information about financial instruments [line items]
Gain (loss) from increase decrease in interest rate	4,245	7,368
Decrease of 1% [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) from increase decrease in interest rate	(1,615)	(2,474)
Decrease of 3% [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) from increase decrease in interest rate	€ (4,548)	€ (7,396)